LVIP T. Rowe Price 2030 Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.23%
INVESTMENT COMPANIES–52.23%
Equity Funds–28.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	380,967	$4,250,450
LVIP SSGA S&P 500 Index Fund	1,543,749	37,090,098
LVIP SSGA Small-Cap Index Fund	153,477	4,243,184
**T. Rowe Price Hedged Equity Fund	315,361	3,093,693
		48,677,425
Fixed Income Fund–14.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,646,424	25,495,650
		25,495,650
International Equity Fund–9.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,691,504	16,509,075
		16,509,075
Total Affiliated Investments (Cost $59,382,186)		90,682,150

UNAFFILIATED INVESTMENTS–47.62%
INVESTMENT COMPANIES–47.62%
Equity Funds–23.59%
**T. Rowe Price Emerging Markets Discovery Stock Fund	277,935	3,476,961
**T. Rowe Price Growth Stock Fund	139,219	11,155,648
**T. Rowe Price Mid-Cap Growth Fund	24,578	2,351,138
**T. Rowe Price Mid-Cap Value Fund	64,406	1,913,498
**T. Rowe Price New Horizons Fund	28,259	1,455,359
**T. Rowe Price Real Assets Fund	580,756	7,607,905
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	40,660	$1,929,338
**T. Rowe Price Value Fund	281,442	11,066,283
		40,956,130
Fixed Income Funds–9.60%
**T. Rowe Price Dynamic Credit Fund	56	500
**T. Rowe Price High Yield Fund	895,368	5,040,924
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	585,909	5,402,078
**T. Rowe Price U.S. Treasury Long-Term Fund	880,476	6,233,768
		16,677,270
International Equity Funds–7.14%
**T. Rowe Price Emerging Markets Stock Fund	90,035	2,997,282
**T. Rowe Price International Stock Fund	267,321	4,621,981
**T. Rowe Price International Value Equity Fund	315,303	4,776,839
		12,396,102
International Fixed Income Funds–4.50%
**T. Rowe Price Emerging Markets Bond Fund	446,597	3,706,757
**T. Rowe Price International Bond Fund	511,343	4,100,966
		7,807,723
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	4,854,976	4,854,976
		4,854,976
Total Unaffiliated Investments (Cost $86,133,707)		82,692,201

TOTAL INVESTMENTS–99.85% (Cost $145,515,893)	173,374,351
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	268,919
NET ASSETS APPLICABLE TO 17,071,165 SHARES OUTSTANDING–100.00%	$173,643,270

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2030 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$90,682,150	$—	$—	$90,682,150
Unaffiliated Investment Companies	82,692,201	—	—	82,692,201
Total Investments	$173,374,351	$—	$—	$173,374,351
There were no Level 3 investments at the beginning or end of the period.
LVIP T. Rowe Price 2030 Fund–2

LVIP T. Rowe Price 2030 Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.23%@
Equity Funds-28.04%@
**‡T. Rowe Price Hedged Equity Fund	—	$3,100,000	$—	$—	$(6,307)	$3,093,693	315,361	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	$4,305,298	665,995	675,000	(14,765)	(31,078)	4,250,450	380,967	—	—
✧✧LVIP SSGA S&P 500 Index Fund	36,104,324	3,801,022	6,650,000	558,825	3,275,927	37,090,098	1,543,749	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,164,404	448,151	450,000	(103,004)	183,633	4,243,184	153,477	—	—
Fixed Income Fund-14.68%@
✧✧LVIP SSGA Bond Index Fund	21,971,538	3,956,600	—	—	(432,488)	25,495,650	2,646,424	—	—
International Equity Fund-9.51%@
✧✧LVIP SSGA International Index Fund	16,690,961	1,162,091	2,400,000	177,817	878,206	16,509,075	1,691,504	—	—
Total	$83,236,525	$13,133,859	$10,175,000	$618,873	$3,867,893	$90,682,150		$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
** Institutional Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2022.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2030 Fund–3